SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (MULTIBUCKET ANNUITY PRODUCTS) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Return of premium annual percentage, multibucket annuity	3.00%
Insurance liabilities held, related to multibucket annuity products	$ 43.4	$ 45.8